SHARE-BASED PAYMENTS - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bonus Share Plan, Cash settled
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding (in shares)	0	0	12,295
Awards vested, deemed settled (in shares)	0	12,295	20,751
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period	5 years